Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 12 – Subsequent Events

On January 31, 2012, the company completed a convertible debt offering of $500,000, with a member of the company’s board of Directors, convertible into common stock at $0.85 per share